Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Net deferred tax assets	$ 17,951,000	$ 16,816,000
Income Taxes (Additional Textual) [Abstract]
U.S. federal tax rate	35.00%	35.00%	35.00%
Income taxes related to securities transactions	2,939,000	471,000	1,422,000
Accrued interest and penalties	0
Unrecognized income tax benefit or provision	0
U.S. federal [Member]
Income Taxes (Textual) [Abstract]
Net deferred tax assets	49,000,000
Deferred tax valuation allowance	34,100,000
Taxable income U.S federal DTA	140,000,000
Net operating loss carryforwards	127,900,000
State [Member]
Income Taxes (Textual) [Abstract]
Net deferred tax assets	13,800,000
Deferred tax valuation allowance	10,700,000
Taxable income state DTA	251,000,000
Net operating loss carryforwards	$ 229,400,000